Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of
	December 31, 2018	December 31, 2017
Computer hardware and software	$17	$10
Crypto-currency mining machines	-	3,685
Property and equipment, gross	17	3,695
Less: Accumulated depreciation	(17)	(579)
Property and equipment, net	$-	$3,116